Borrowings (Non-Current)	12 Months Ended
Mar. 31, 2024
Borrowings (Non-Current) [Abstract]
BORROWINGS (NON-CURRENT)

NOTE 11B — BORROWINGS (NON-CURRENT)

Borrowings consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Secured Borrowings
Vehicles Loans from Financial Institutions	$—	10,185
Term Loans from a Bank	769,795	—

For security referred not given in current borrowings